SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The estimated useful lives of property and equipment for current and comparative periods are as follows:
Computer hardware and software:	5 years
Furniture and fixtures:	5-10 years

SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the total of the same amounts shown on the statement of cash flows.

	As of
	December 31, 2025	December 31, 2024
Cash and cash equivalents	$33,213	$23,376
Restricted cash	26,338	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$59,551	$47,465